INVESTMENTS IN AFFILIATES (Restated) - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Golar Wilhelmsen
Balance Sheet
Current assets		$ 2,096
Non-current assets		5
Current liabilities		1,044
Non-current liabilities		0
Non-controlling interest		0
Income statement
Revenue		6,732
Net (loss) income		479
ECGS
Balance Sheet
Current assets	$ 35,042	37,159
Non-current assets	3,200	3,224
Current liabilities	27,272	28,711
Non-current liabilities	20	20
Non-controlling interest	0	0
Income statement
Revenue	72,294	78,946
Net (loss) income	730	1,508
Golar Partners
Balance Sheet
Current assets	131,851	141,556
Non-current assets	2,113,487	1,814,646
Current liabilities	266,012	277,874
Non-current liabilities	1,382,811	1,076,589
Non-controlling interest	66,765	67,618
Income statement
Revenue	434,687	396,026
Net (loss) income	172,683	$ 184,735
Pool Manager
Balance Sheet
Current assets	4,901
Non-current assets	0
Current liabilities	216
Non-current liabilities	0
Non-controlling interest	0
Income statement
Revenue	8,356
Net (loss) income	$ 0